Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies	Commitments and contingencies
Commitments
Research & development
Alcon has entered into long-term research agreements with various institutions which provide for potential milestone payments and other payments by Alcon that may be capitalized. As of December 31, 2019, the commitments to make payments under those agreements, and their estimated timing, were as follows:

($ millions)	2019
2020	28
2021	41
2022	4
2023	4
2024	33
Thereafter	71
Total	181

Other
Alcon entered into various purchase commitments for services and materials as well as for equipment in the ordinary course of business. These commitments are generally entered into at current market prices and reflect normal business operations. For disclosure of Property, plant and equipment purchase commitments, see Note 9 .
Contingencies
The Alcon companies have to observe the laws, government orders and regulations of the country in which they operate.
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect our business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow.
Governments and regulatory authorities around the world have been stepping up their compliance and law enforcement activities in recent years in key areas, including marketing practices, pricing, corruption, trade restrictions, embargo legislation, insider trading, antitrust, cyber security and data privacy. Further, when one government or regulatory authority undertakes an investigation, it is not uncommon for other governments or regulators to undertake investigations regarding the same or similar matters. Responding to such investigations is costly and requires an increasing amount of management's time and attention. In addition, such investigations may affect Alcon's reputation, create a risk of potential exclusion from government reimbursement programs in the United States and other countries, and may lead to (or arise from) litigation. These factors have contributed to decisions by Alcon and other companies in the medical device and healthcare industry, when deemed in their interest, to enter into settlement agreements with governmental authorities around the world prior to any formal decision by the authorities or a court. Those government settlements have involved and may continue to involve, in current government investigations and proceedings, large cash payments, sometimes in the hundreds of millions of dollars or more, including the potential repayment of amounts allegedly obtained improperly and other penalties, including treble damages. In addition, settlements of government healthcare fraud cases often require companies to enter into corporate integrity agreements, which are intended to regulate company behavior for a period of years. Also, matters underlying governmental investigations and settlements may be the subject of separate private litigation.
While provisions have been made for probable losses, which management deems to be reasonable or appropriate, there are uncertainties connected with these estimates. Note 19 contains additional information on these matters.
Alcon is involved in legal proceedings concerning intellectual property rights. The inherent unpredictability of such proceedings means that there can be no assurances as to their ultimate outcome. A negative result in any such proceeding could potentially adversely affect the ability of certain Alcon companies to sell their products, or require the payment of substantial damages or royalties.
Alcon's potential for environmental remediation liability is assessed based on a risk assessment and investigation of the various sites identified by Alcon as at risk for environmental remediation exposure. Alcon's future remediation expenses are affected by a number of uncertainties. These uncertainties include, but are not limited to, the method and extent of remediation, the percentage of material attributable to Alcon at the remediation sites relative to that attributable to other parties, and the financial capabilities of the other potentially responsible parties.
Alcon has no significant environmental liabilities as at December 31, 2019 and 2018 and has incurred no significant remediation costs for the years ended December 31, 2019, 2018 and 2017.